Feb. 20, 2026
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Investment Objective
The Invesco S&P 500 Concentrated QVM ETF  (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Multi-factor Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%

Other Expenses	None

Total Annual Fund Operating Expenses	0.13

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 100 securities within the S&P 500® Index (the “Parent Index”) with the highest quality, value and momentum multi-factor scores, as determined by the Index Provider.
To construct the Underlying Index, each security in the Parent Index is assigned three separate “style scores” for each of the three factors (i.e., quality, value and momentum), based on the characteristics of the issuer:
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The Quality score of each stock is based on the following three fundamental measures: (i) return on equity, (ii) accruals ratio, and (iii) financial leverage ratio (the Quality score of companies in the Financials or Real Estate sectors according to the Global Industry Classification Standard (“GICS”) is based only on the return on equity and financial leverage ratio measures).
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The Value score of each stock is based on the following three fundamental measures: (i) book value-to-price ratio (ii) earnings-to-price ratio, and (iii) sales-to-price ratio.
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The Momentum score of each stock is based on the risk-adjusted price performance during the specified prior measurement period.
Next, a combined “multi-factor” score is generated for each security in the Parent Index by calculating the average of such security’s underlying quality, value and momentum scores. Securities are ranked by their multi-factor score, and the 100 securities with the highest multi-factor scores are generally selected for inclusion in the Underlying Index. Securities in the Underlying Index are weighted based on their float-adjusted market capitalization and their multi-factor score.
As of December 31, 2025, the Underlying Index was comprised of 100 constituents with market capitalizations ranging from $7.6 billion to $4 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of January 31, 2026.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2020	24.50%
Worst Quarter	March 31, 2020	-37.96%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/9/2015	18.91%	14.20%	11.28%
Return After Taxes on Distributions		18.20	13.47	10.61
Return After Taxes on Distributions and Sale of Fund Shares		11.66	11.27	9.17

S&P 500® Quality, Value & Momentum Multi-factor Index (reflects no deduction for fees, expenses or taxes)(1)		14.19	15.33	N/A

S&P 500® Enhanced Value Index (reflects no deduction for fees, expenses or taxes)(1)		19.08	14.34	11.44

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88	14.42	14.82

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from S&P 500® Enhanced Value Index to S&P 500® Quality, Value & Momentum Multi-factor Index. Prior to its commencement date of January 30, 2017, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.